NATURE OF BUSINESS	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
NATURE OF BUSINESS

1.	NATURE OF BUSINESS

The Real Brokerage Inc. (“Real” or the “Company”) is a growing real estate technology company that operates across all 50 U.S. states, the District of Columbia, and six Canadian provinces. As a licensed real estate brokerage, the Company’s revenue is generated primarily by processing real estate transactions which entitle us to commissions. The Company pays a portion of its commission revenue to real estate agents who are affiliated with the Company. Real operates as a fully digital brokerage and offers ancillary services such as mortgage broker, title and escrow services, and financial technology and lending products.